Shareholders' equity	12 Months Ended
Dec. 31, 2019
Shareholders' equity
Shareholders' equity

17.    Shareholders' equity

Capital stock

At December 31, 2019, the Company’s share capital consists of 304,436,876 bearer shares without par value (Stückaktien) and a nominal value of €1.00 each. The Company’s share capital has been fully paid in.

The General Partner of FMC-AG & Co. KGaA, Fresenius Medical Care Management AG, Hof an der Saale, is not obliged to make a capital contribution and has not made a capital contribution. It does not participate in the profits and losses or in the assets of the Company. The General Partner receives for the assumption of the management of the Company and the liability an annual remuneration independent of profit and loss in the amount of 4% of its share capital (see note 5 d). The General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, which includes remuneration of the members of its Management Board and its Supervisory Board.

Pursuant to Sections 33 and 34 of the German Securities Trading Act (“WpHG”) any party subject to the notification requirement shall notify the Company when certain mandatory reportable thresholds for voting rights, also by taking account the attribution provisions, are reached, exceeded or fallen below. Section 38 WpHG also stipulates a notification requirement when certain thresholds are reached, exceeded or have fallen below through directly or indirectly held instruments and also, according to Section 39 WpHG when certain thresholds are reached, exceeded or have fallen below through the addition of voting rights according to Section 33 WpHG and instruments according to Section 38 WpHG. Notifications received by the Company subject to the notification requirements were published in accordance with the applicable legal provisions, including publication in the Investors section of the Company's website at www.freseniusmedicalcare.com.

In a notification dated February 8, 2011, Fresenius SE disclosed to the Company pursuant to Section 21 of the WpHG at the date of notification (predecessor provision to Section 33 of the WpHG) that it held 35.74% of the voting rights in FMC-AG & Co. KGaA. At December 31, 2019, Fresenius SE held 31.00% of the Company’s voting rights. Net of treasury shares held by FMC-AG & Co. KGaA in accordance with Section 16 (2) sentence 2 of the German Stock Corporation Act (AktG), Fresenius SE held 31.64% of the Company’s voting rights. In addition, Fresenius SE is the sole stockholder of the General Partner.

On October 30, 2019, FIL Limited, Pembroke, Bermuda, including attributed subsidiaries, disclosed pursuant to Section 33, 34 of the WpHG that 2.98% of the voting rights of FMC-AG & Co. KGaA were held as of October 29, 2019. On May 13, 2019, BlackRock, Inc., Wilmington, DE, U.S., ("BlackRock") including attributed subsidiaries disclosed pursuant to Section 33, 34 of the WpHG that 4.83% of the voting rights of FMC-AG & Co. KGaA and instruments relating to 0.07% of the voting rights of FMC-AG & Co. KGaA were held as of May 8, 2019.

On June 7, 2019, BlackRock filed an amended Schedule 13G under the U.S. Securities Exchange Act of 1934, as amended, reporting beneficial ownership of 4.96% of the Company's ordinary shares.

The general meeting of a partnership limited by shares may approve Authorized Capital (genehmigtes Kapital). The resolution creating Authorized Capital requires the affirmative vote of a majority of three quarters of the capital represented at the vote and may authorize the General Partner and its Management Board to issue new shares up to a stated amount for a period of up to five years. The nominal value of any proposed increase of the Authorized Capital may not exceed half of the issued capital stock at the time of the authorization.

In addition, the general meeting of a partnership limited by shares may create Conditional Capital (bedingtes Kapital) for the purpose of issuing (i) new shares to holders of convertible bonds or other securities which grant a right to shares, (ii) new shares as the consideration in a merger with another company, or (iii) new shares offered to management or employees. In each case, the authorizing resolution requires the affirmative vote of a majority of three quarters of the capital represented at the vote. The nominal value for any proposed increase of the Conditional Capital may not exceed half or, in the case of Conditional Capital created for the purpose of issuing shares to management and employees, 10% of the Company’s issued capital at the time of the resolution.

All resolutions increasing the capital of a partnership limited by shares also require the consent of the General Partner in order for the resolutions to go into effect.

The subscribed capital comprised solely ordinary shares due to the conversion of all outstanding preference shares into ordinary shares (approved at FMC-AG & Co. KGaA's Annual General Meeting and Preference Shareholder Meeting held on May 16, 2013) as well as the options associated with the preference shares on a 1:1 basis.

Authorized capital

By resolution of the Company’s Annual General Meeting (“AGM”) on May 19, 2015, the General Partner was authorized, with the approval of the Supervisory Board, to increase, on one or more occasions, the Company’s share capital until May 18, 2020 up to a total of €35,000 through issue of new bearer ordinary shares for cash contributions, “Authorized Capital 2015/I”. Additionally, the newly issued shares may be taken up by a credit and/or financial institution or a consortium of such credit and/or financial institutions retained by the General Partner with the obligation to offer them to the shareholders of the Company. The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such an exclusion of pre-emption rights will be permissible only for fractional amounts. No Authorized Capital 2015/I has been issued at December 31, 2019.

In addition, by resolution of the AGM of shareholders on May 19, 2015, the General Partner was authorized, with the approval of the Supervisory Board, to increase, on one or more occasions, the share capital of the Company until May 18, 2020 up to a total of €25,000 through the issue of new bearer ordinary shares for cash contributions or contributions in kind, “Authorized Capital 2015/II”. The new shares can also be obtained by a credit and/or financial institution or a consortium of such credit and/or financial institutions retained by the General Partner with the obligation to offer the shares to the Company’s shareholders for subscription. The General Partner is entitled, subject to the approval of the Supervisory Board, to exclude the pre-emption rights of the shareholders. However, such exclusion of pre-emption rights will be permissible only if (i) in case of a capital increase against cash contributions, the nominal value of the issued shares does not exceed 10% of the nominal share value of the Company’s share capital and the issue price for the new shares is at the time of the determination by the General Partner not significantly lower than the stock price of the existing listed shares of the same class and with the same rights or, (ii) in case of a capital increase against contributions in kind, the purpose of such increase is to acquire an enterprise, parts of an enterprise or an interest in an enterprise. No Authorized Capital 2015/II has been issued at December 31, 2019.

Authorized Capital 2015/I and Authorized Capital 2015/II became effective upon registration with the commercial register of the local court in Hof an der Saale on June 10, 2015.

Conditional capital

By resolution of the Company’s AGM on May 12, 2011, the Company’s share capital was conditionally increased with regards to the Stock Option Plan 2011 (“2011 SOP”) by up to €12,000 subject to the issue of up to 12 million no par value bearer ordinary shares with a nominal value of €1.00 each (“Conditional Capital 2011/I”), (see note 20). The Conditional Capital increase is only executed to the extent subscription rights were awarded under the 2011 SOP, the holders of the subscription rights exercise their right and the Company does not use treasury shares to fulfill the subscription rights with each stock option awarded exercisable for one ordinary share (see note 20). The Company has the right to deliver ordinary shares that it owns or purchases in the market in lieu of increasing capital by issuing new shares.

At December 31, 2019, 3,488,989 options remained outstanding with a remaining average term of 3.23 years under the 2011 SOP. For the year ending December 31, 2019, 328,996 options had been exercised under the 2011 SOP (see note 20).

Conditional capital at December 31, 2019 was €9,728 in total, all relating to the 2011 SOP (see note 20).

A total of 328,996 shares were issued out of Conditional Capital 2011/I during 2019 (2018: 858,652 shares), increasing the Company’s capital stock by €329 (2018: €859).

Treasury stock

On the basis of the authorization granted by the Company’s AGM on May 12, 2011 to conduct a share buy-back program, the Company repurchased 7,548,951 shares in 2013 for an average weighted stock price of €51.00 per share. The Company redeemed 6,549,000 of these repurchased shares on February 16, 2016 in order to decrease its share capital at an average weighted price of €51.00 per share.

By resolution of the Company’s AGM on May 12, 2016, the General Partner is authorized to purchase treasury shares up to a maximum amount of 10% of the registered share capital existing at the time of this resolution until May 11, 2021. The shares acquired, together with other treasury shares held by the Company or attributable to the Company pursuant to sections 71a et seqq. AktG, must at no time exceed 10% of the registered share capital. The purchase will be made through the stock exchange, by way of a public tender offer, or a public invitation to shareholders to submit an offer for sale. This authorization is not applicable for the purpose of trading in treasury shares. The General Partner is authorized to use treasury shares purchased on the basis of this authorization or any other earlier authorization for any legally permissible purpose, in particular (i) to redeem shares without requiring any further resolution by the General Meeting, (ii) to sell treasury shares to third parties against contributions in kind, (iii) to award treasury shares, in lieu of the utilization of conditional capital of the Company, to employees of the Company and companies affiliated with the Company, including members of the management of affiliated companies, and use them to service options or obligations to purchase shares of the Company, and (iv) to use treasury shares to service bonds carrying warrant and/or conversion rights or conversion obligations issued by the Company or companies affiliated with the Company pursuant to section 17 AktG.

On the basis of the authorization granted by the Company’s Annual General Meeting on May 12, 2016 to conduct a share buy-back program, the Company repurchased treasury shares for the purpose of capital reduction. The total number of shares purchased as of December 31, 2019 will be used solely to either reduce the registered share capital of the Company by cancellation of the acquired shares, or to fulfill employee participation programs of the Company.

The following tabular disclosure provides the number of shares acquired in the context of the share buy-back programs as well as the repurchased treasury stock:

Treasury Stock

		Total number of shares
		purchased and retired as
		part of publicly
	Average price per	announced plans or	Total value of
Period	share	programs	shares (1)
	in €		in € THOUS

December 31, 2016	51.00	999,951	50,993
Purchase of Treasury Stock
December 2017	87.79	660,000	57,938
December 31, 2017	65.63	1,659,951	108,931
Purchase of Treasury Stock
May 2018	86.69	173,274	15,020
June 2018	86.14	257,726	22,201
Repurchased Treasury Stock	86.37	431,000	37,221
Retirement of repurchased Treasury Stock
December 2018	87.23	1,091,000	95,159
December 31, 2018	51.00	999,951	50,993
Purchase of Treasury Stock
March 2019	69.86	1,629,240	113,816
April 2019	72.83	1,993,974	145,214
May 2019	72.97	147,558	10,766
Repurchased Treasury Stock	71.55	3,770,772	269,796
Retirement of repurchased Treasury Stock
June 2019	71.55	3,770,772	269,796
Purchase of Treasury Stock
June 2019	67.11	504,672	33,870
July 2019	66.77	1,029,655	68,748
August 2019	57.53	835,208	48,050
September 2019	59.67	627,466	37,445
October 2019	57.85	692,910	40,084
November 2019	64.78	852,859	55,245
December 2019	63.85	564,908	36,067
Repurchased Treasury Stock (2)	62.55	5,107,678	319,509
TOTAL	60.66	6,107,629	370,502
(1)	The value of shares repurchased in 2017, 2018 and 2019 is inclusive of fees (net of taxes) paid in the amount of approximately €12, €8 and €11 (in € THOUS), respectively, for services rendered.
(2)	At December 31, 2019, the maximum number of shares that may be purchased pursuant to the buy-back program expiring on June 17, 2020 is 6,892,322

Additional paid-in capital

Additional paid-in capital is comprised of the premium paid on the issue of shares and stock options, the tax effects from stock options, the compensation expense from stock options, which is recognized according to IFRS 2 as well as changes in ownership interest in a subsidiary that does not result in a loss of control.

Retained earnings

Retained earnings is comprised of earnings generated by group entities in prior years to the extent that they have not been distributed as well as changes of the noncontrolling interests subject to put provisions.

Dividends

Under German law, the amount of dividends available for distribution to shareholders is based upon the unconsolidated retained earnings of the Company as reported in its balance sheet determined in accordance with the German Commercial Code (Handelsgesetzbuch).

Cash dividends of €354,636 for 2018 in the amount of €1.17 per share were paid on May 21, 2019.

Cash dividends of €324,838 for 2017 in the amount of €1.06 per share were paid on May 23, 2018.

Cash dividends of €293,973 for 2016 in the amount of €0.96 per share were paid on May 16, 2017.

Noncontrolling interests

Noncontrolling interests represent the proportion of the net assets of consolidated subsidiaries owned by minority shareholders. The Company has purchase obligations under options held by the holders of noncontrolling interests in certain of its subsidiaries. These obligations result from contractual put options and are exercisable by the owners of the noncontrolling interests. In addition to noncontrolling interests the potential obligations under these put options are recognized at fair value in other current or non-current liabilities by profit or loss neutral reclassification from equity.